August 17, 2020

BNY MELLON FUNDS TRUST

BNY Mellon Small Cap Multi-Strategy Fund

BNY Mellon Small/Mid Cap Multi-Strategy Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the third and fourth paragraphs in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Opportunistic Small Cap Strategy are made by a team of portfolio managers employed by BNYM Investment Adviser and Mellon, an affiliate of BNYM Investment Adviser.  The team consists of Patrick Kent, CFA, CMT and James Boyd.  Mr. Kent has served as lead portfolio manager for the Opportunistic Small Cap Strategy since March 2019.  Mr. Boyd has been a portfolio manager for the Opportunistic Small Cap Strategy since August 2012.  Mr. Kent is the lead portfolio manager for the opportunistic value strategies and head of the opportunistic value investment team at Mellon.  Mr. Boyd is a managing director, equity research analyst and portfolio manager at Mellon.  Messrs. Kent and Boyd also are employees of BNYM Investment Adviser and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of BNYM Investment Adviser.

Investment decisions for the Small Cap Value Strategy are made by a team of portfolio managers employed by BNYM Investment Adviser and Mellon, an affiliate of BNYM Investment Adviser.  The team consists of Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, Edward R. Walter, CFA and Nicholas Cohn.  Messrs. Corrado and Walter and Ms. Brandaleone have been primary portfolio managers for the Small Cap Value Strategy since August 2012.  Mr. Cohn has been a primary portfolio manager for the Small Cap Value Strategy since December 2019.  Mr. Corrado is a senior managing director and the lead portfolio manager for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Ms. Brandaleone is a director, portfolio manager and investment research analyst for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Mr. Walter is a managing director, portfolio manager and investment research analyst for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Mr. Cohn is a director, portfolio manager and senior research analyst for active equity strategies at Mellon.  Messrs. Corrado, Walter and Cohn and Ms. Brandaleone also are employees of BNYM Investment Adviser and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces the information in the third and fourth paragraphs in the section "Fund Summary – BNY Mellon Small/Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Opportunistic Small/Mid Cap Strategy are made by a team of portfolio managers employed by BNYM Investment Adviser and Mellon, an affiliate of BNYM Investment Adviser.  The team consists of Patrick Kent, CFA, CMT and James Boyd.  Mr. Kent has served as lead portfolio manager for the Opportunistic Small/Mid Cap Strategy since March 2019.  Mr. Boyd has been a portfolio manager for the Opportunistic Small/Mid Cap Strategy since April 2014.  Mr. Kent is the lead portfolio manager for the opportunistic value strategies and head of the opportunistic value investment team at Mellon.  Mr. Boyd is a managing director, equity research analyst and portfolio manager at Mellon.  Messrs. Kent and Boyd also are employees of BNYM Investment Adviser and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of BNYM Investment Adviser.

Investment decisions for the Small/Mid Cap Value Strategy are made by a team of portfolio managers employed by BNYM Investment Adviser and Mellon, an affiliate of BNYM Investment Adviser.  The team consists of Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, Edward R. Walter, CFA and Nicholas Cohn.  Messrs. Corrado and Walter and Ms. Brandaleone have been primary portfolio managers for the Small/Mid Cap Value Strategy since April 2014.  Mr. Cohn has been a primary portfolio manager for the Small/Mid Cap Value Strategy since December 2019.  Mr. Corrado is a senior managing director and the lead portfolio manager for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Ms. Brandaleone is a director, portfolio manager and investment research analyst for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Mr. Walter is a managing director, portfolio manager and investment research analyst for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Mr. Cohn is a director, portfolio manager and senior research analyst for active equity strategies at Mellon.  Messrs. Corrado, Walter and Cohn and Ms. Brandaleone also are employees of BNYM Investment Adviser and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of BNYM Investment Adviser.

BNYM-S0820